Taxes on Income - Schedule of Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Carryforward tax losses	$ 7,378	$ 10,093
Research and development	262	1,423
Operating lease liabilities	752	810
Share-based compensation	3,124	2,500
Accrued social benefits and other	699	520
Deferred tax assets before valuation allowance	12,215	15,346
Less - valuation allowance	(11,434)	(14,416)
Total deferred tax assets	781	930
Deferred tax liabilities:
Operating lease ROU assets	(675)	(815)
Other	(106)	(115)
Total deferred tax liabilities	(781)	(930)
Net deferred tax assets